Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 266	$ 1,103	$ 366
Accounts receivable, net	9,367	12,287	13,917
Other receivable			1,476
Due from related party	191	202
Inventory, net	850	811	706
Deferred costs	4,020	3,955	3,469
Deferred tax assets	46	48
Prepaid expenses and other current assets	674	302	408
Total current assets	15,414	18,708	20,342
Property and equipment, net	143	179	99
Other assets, net	158	205	175
Deferred costs, net of current portion	1,988	2,124	1,800
Goodwill	8,434	8,571	5,538
Intangible assets, net	4,880	6,023	2,214
Total assets	31,017	35,810	30,168
Current liabilities
Accounts payable	10,814	11,080	8,947
Accrued expenses and other current liabilities	2,899	2,895	2,505
Lines of credit	2,724	3,430	4,024
Current portion of debt	3,973	1,800	1,000
Due to related parties	95	1	872
Accrued earn out consideration	1,129	1,186
Unearned revenue	7,346	7,409	6,756
Total current liabilities	28,980	27,801	24,104
Long term liabilities
Unearned revenue, net of current portion	2,684	2,883	2,509
Debt, net of current portion and discount	550	2,922	970
Accrued earn out consideration, net of current portion	151	159
Deferred tax liabilities	1,022	1,078	18
Other long term liabilities	80	80	60
Total liabilities	33,467	34,923	27,661
Commitments and contingencies and subsequent event
STOCKHOLDERS' EQUITY (DEFICIT)
Cumulative Convertible Preferred stock, $0.001 par value, 10,000,000 shares authorized, 1,105,155, 1,105,155 and 1,816,289 shares issued and outstanding, including cumulative and imputed preferred dividends of $505, $361 and $436, and with a liquidation preference of $8,902 ,$8,758 and 10,652 at June 30, 2013, December 31, 2012 and December 31, 2011, respectively	7,528	7,370	6,320
Common stock, $0.001 par value, 100,000,000 shares authorized, 9,370,646 issued and 9,216,763 outstanding of June 30, 2013, 9,300,439 issued and 9,146,556 outstanding as of December 31, 2012 and 8,182,791 issued and 8,028,908 outstanding as of December 31, 2011	9	9	8
Additional paid-in capital	16,224	16,132	14,514
Treasury stock, 153,883 shares of common stock	(205)	(205)	(205)
Accumulated deficit	(25,330)	(21,674)	(17,231)
Unearned ESOP shares	(698)	(767)	(899)
Accumulated other comprehensive income	22	22
Total stockholders' equity (deficit)	(2,450)	887	2,507
Total liabilities and stockholders' equity	$ 31,017	$ 35,810	$ 30,168